NORTHERN LIGHTS FUND TRUST II

December 31, 2013

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust II – Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund

Post-Effective Amendment No. 128 to the Registration Statement on Form N-1A

Registration Statement File Nos. 333-174926 and 811-22549

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust II (the “Trust”), on behalf of the Hundredfold Select Alternative Fund Service Class shares, Hundredfold Select Equity Fund Service Class shares and Hundredfold Select Alternative Fund Investor Class shares, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus for the Hundredfold Select Alternative Fund Investor Class shares and the  Statement of Additional Information for the Hundredfold Select Alternative Fund Service Class shares and Investor Class shares and Hundredfold Select Equity Fund Service Class shares that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 128 (SEC Accession No. 0000910472-13-005482) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on December 27, 2013.

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-3346.

Very truly yours,

/s/ Kevin Wolf

Kevin Wolf

President